GOODWILL (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	$ 518
Balance at end of year	566	$ 518
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	518	489
Foreign currency translation and other	48	29
Balance at end of year	$ 566	$ 518